SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Anti dilutive Securities Excluded from Computation of Earnings Per Share

	Three and Nine Months Ended September 30,
	2021	2020
Shares underlying options outstanding	9	9
Shares underlying warrants outstanding	53	53
Shares underlying convertible preferred stock outstanding	95,250	3,739
	95,312	3,801

	Year Ended December 31,
	2020	2019
Shares underlying options outstanding	16	28
Shares underlying warrants outstanding	53	65
Shares underlying convertible notes outstanding	6,949,870	284,943
Shares underlying convertible preferred stock outstanding	9,995,250	3,517
	16,945,189	288,553

Schedule of fair values of financial liabilities

	Fair Value at September 30,	Fair Value Measurement Using
	2021	Level 1	Level 2	Level 3

Convertible notes	$542	—	—	$542
Preferred stock	1,416	—	—	1,416
Derivative liability	$1,958	$—	$—	$1,958

	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Convertible notes	$2,705	—	—	$2,705
Preferred stock	4,123	—	—	4,123
Derivative liability	$6,828	$—	$—	$6,828

	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3
Convertible notes	$2,705	—	—	$2,705
Preferred stock	4,123	—	—	4,123
Derivative liability	$6,828	$—	$—	$6,828

	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3
Derivative liability – convertible notes	$1,785	$—	$—	$1,785

Schedule of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3)

	Nine Months ended September 30,
	2021	2020

Balance at beginning of period	$6,828	$1,785
Additions to derivative instruments	1,354	167
Reclassification on conversion	(3,223)	(766)
Gain on change in fair value of derivative liability	(3,001)	(353)
Balance at end of period	$1,958	$833

	Year ended December 31,
	2020	2019
Balance at beginning of year	$1,785	$2,134
Additions to derivative instruments	2,465	243
Reclassification on conversion	(1,268)	(265)
Loss (gain) on change in fair value of derivative liability	3,846	(327)
Balance at end of year	$6,828	$1,785

Diluted loss per share

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Net income attributable to common shareholders	$6,125	$2,106	$2,646	$205
Income attributable to convertible instruments	(6,612)	(2,264)	(4,131)	(751)
Expense attributable to convertible instruments	272	21	924	169
Diluted loss attributable to common shareholders	$(215)	$(137)	$(561)	$(377)

Basic shares outstanding	7,612,241	181,774	6,740,889	94,764
Dilutive convertible instruments	30,924,532	7,048,792	14,187,583	7,048,792
Diluted shares outstanding	38,536,773	7,230,566	20,928,472	7,143,556

Diluted loss per share	$(0.01)	$(0.02)	$(0.03)	$(0.05)